CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,537,461	$ 219,854	¥ 1,970,183
Restricted cash	500	71	132,000
Short-term investments (including the fair value measured investments of RMB333,764 and RMB242,641 as of December 31, 2024 and 2025, respectively)	267,641	38,272	583,764
Amount due from related parties, net (net of allowance for credit losses of RMB390 and RMB390 as of December 31, 2024 and 2025, respectively)	414,779	59,313	117,161
Inventories	1,074,080	153,591	535,070
Funds receivable from third party payment service providers	381,284	54,523	233,133
Accounts receivables, net (net of allowance for credit losses of RMB665, RMB2,126 and RMB922 as of December 31, 2023, 2024 and 2025, respectively)	131,599	18,819	58,978
Prepayments and other receivables, net (net of allowance for credit losses of RMB15,389, RMB15,683 and RMB1,132 as of December 31, 2023, 2024 and 2025, respectively)	933,959	133,555	539,067
Total current assets	4,741,303	677,998	4,169,356
Non-current assets:
Long-term investments (including the fair value measured investments of RMB57,660 and RMB56,972 as of December 31, 2024 and 2025, respectively)	485,401	69,411	556,136
Property, plant and equipment, net	239,378	34,231	156,532
Intangible assets, net	10,653	1,523	56,603
Other non-current assets	489,209	69,956	152,094
Total non-current assets	1,224,641	175,121	921,365
TOTAL ASSETS	5,965,944	853,119	5,090,721
Current liabilities:
Short-term borrowings	322,855	46,168	225,000
Accounts payable	335,622	47,993	171,356
Contract liabilities	231,771	33,143	98,834
Accrued expenses and other current liabilities	644,782	92,203	522,378
Accrued payroll and welfare	189,904	27,156	179,693
Amount due to related parties	178,224	25,486	109,730
Total current liabilities	1,903,158	272,149	1,306,991
Non-current liabilities:
Operating lease liabilities, non-current	70,031	10,014	79,934
Deferred tax liabilities	2,352	336	9,244
Total non-current liabilities	72,383	10,350	89,178
TOTAL LIABILITIES	1,975,541	282,499	1,396,169
SHAREHOLDERS' EQUITY
Additional paid-in capital	13,383,934	1,913,877	13,358,237
Treasury shares (US$0.001 par value, 16,439,902 and 17,973,662 shares as of December 31, 2024 and 2025, respectively)	(546,454)	(78,142)	(483,806)
Accumulated deficit	(8,835,075)	(1,263,399)	(9,171,363)
Accumulated other comprehensive loss	(12,965)	(1,854)	(9,469)
TOTAL SHAREHOLDERS' EQUITY	3,990,403	570,620	3,694,552
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,965,944	853,119	5,090,721
Common Class A
SHAREHOLDERS' EQUITY
Ordinary shares value	651	93	641
Common Class B
SHAREHOLDERS' EQUITY
Ordinary shares value	305	44	305
Common Class C
SHAREHOLDERS' EQUITY
Ordinary shares value	¥ 7	$ 1	¥ 7